ACQUISITION (Tables) - DCP Business	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Schedule of Aggregate Purchase Consideration [Table Text Block]
The following table summarizes the aggregate purchase price for the Acquired Business and related transactions, after the final post-closing adjustments:

October 5, 2015
(In millions, except per share data)
Shares	87.5
Value of common stock on October 2, 2015	17.46
Equity consideration by exchange of shares	$1,527.4
Cash and debt instruments received by TDCC	2,095.0
Accrual for future payments	69.5
Up-front payments under the ethylene agreements	433.5
Total cash, debt and equity consideration	$4,125.4
Long-term debt assumed	569.0
Pension liabilities assumed	442.3
Aggregate purchase price	$5,136.7

The following table summarizes the aggregate purchase price for the Acquired Business and related transactions, subject to certain post-closing adjustments:

October 5, 2015
(In millions, except per share data)
Shares	87.5
Value of common stock on October 2, 2015	17.46
Equity consideration by exchange of shares	$1,527.4
Cash and debt instruments received by TDCC	2,095.0
Accrual for future payments	90.2
Up-front payments under the ethylene agreements	433.5
Total cash, debt and equity consideration	$4,146.1
Long-term debt assumed	569.0
Pension liabilities assumed	447.1
Aggregate purchase price	$5,162.2

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the preliminary allocation of the purchase price to the Acquired Business’s assets and liabilities on the Closing Date:

	Initial Valuation	Measurement Period Adjustments	As of March 31, 2016
	($ in millions)
Total current assets	$921.7	$(2.9)	$918.8
Property, plant and equipment	3,090.8	—	3,090.8
Deferred taxes	76.8	—	76.8
Intangible assets	582.3	—	582.3
Other assets	426.5	6.2	432.7
Total assets acquired	5,098.1	3.3	5,101.4
Total current liabilities	357.6	(6.2)	351.4
Long-term debt	517.9	—	517.9
Accrued pension liability	447.1	(4.8)	442.3
Deferred tax liability	1,054.9	—	1,054.9
Other liabilities	2.0	6.2	8.2
Total liabilities assumed	2,379.5	(4.8)	2,374.7
Net identifiable assets acquired	2,718.6	8.1	2,726.7
Goodwill	1,427.5	(28.8)	1,398.7
Fair value of net assets acquired	$4,146.1	$(20.7)	$4,125.4

The following table summarizes the preliminary allocation of the purchase price to the Acquired Business’s assets and liabilities:

October 5, 2015
($ in millions)
Total current assets	$921.7
Property, plant and equipment	3,090.8
Deferred taxes	76.8
Intangible assets	582.3
Other assets	426.5
Total assets acquired	5,098.1
Total current liabilities	357.6
Long-term debt	517.9
Accrued pension liability	447.1
Deferred tax liability	1,054.9
Other liabilities	2.0
Total liabilities assumed	2,379.5
Net identifiable assets acquired	2,718.6
Goodwill	1,427.5
Fair value of net assets acquired	$4,146.1

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
Based on preliminary valuations, purchase price was allocated to intangible assets as follows:

	October 5, 2015
	Weighted-Average Amortization Period	Gross Amount
		($ in millions)
Customers, customer contracts and relationships	15 Years	$490.3
Acquired technology	7 Years	85.0
Trade name	Indefinite	7.0
Total acquired intangible assets		$582.3

Based on preliminary valuations, purchase price was allocated to intangible assets as follows:

	October 5, 2015
	Weighted-Average Amortization Period	Gross Amount
		($ in millions)
Customers, customer contracts and relationships	15 Years	$490.3
Acquired technology	7 Years	85.0
Trade name	Indefinite	7.0
Total acquired intangible assets		$582.3

Pro forma summary
The following pro forma summary reflects consolidated results of operation as if the Acquisition had occurred on January 1, 2014 (unaudited).

Three Months Ended March 31,
2015
(In millions, except per share data)
Sales	$1,439.0
Net loss	(39.5)
Net loss per common share:
Basic	$(0.24)
Diluted	$(0.24)

The following pro forma summary reflects consolidated results of operation as if the Acquisition had occurred on January 1, 2014 (unaudited).

	Years Ended December 31,
	2015	2014
	($ in millions, except per share data)
Sales	$5,681.8	$6,948.2
Net (loss) income	(36.4)	2.4
Net (loss) income per common share:
Basic	$(0.22)	$0.01
Diluted	$(0.22)	$0.01